Gains and Losses on Derivatives Not Designated or Qualifying as Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (148,643)		¥ 59,446		¥ 102,939
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(79,562)	[1]	219,422	[1]	261,632	[1]
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(13,167)		(91,300)		(146,258)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(41,296)	[1]	(59,421)	[1]	(7,143)	[1]
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	(7,761)	[2]	(6,877)	[2]	(5,575)	[2]
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	¥ (6,857)		¥ (2,378)		¥ 283

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net loss of ¥3,391 million, ¥6,703 million and ¥8,660 million on the credit derivatives hedging the credit risk of loans during the fiscal years ended March 31, 2012, 2013 and 2014, respectively.